Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 81,219	¥ 84,848
Long-term deferred revenue	72,214	71,085
Current deferred charges	11,481	12,657
Long-term deferred charges	¥ 72,214	¥ 71,085